Shareholder Report, Line Graph (Details) 195793_Motley Fool Capital Efficiency 100 Index ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 30, 2021	Aug. 31, 2026
Motley Fool Capital Efficiency 100 Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Capital Efficiency 100 Index ETF (at NAV)
Accumulated Value	$ 14,443	$ 12,898	$ 9,594	$ 7,687	$ 10,000	$ 15,772
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Accumulated Value	14,287	12,329	9,698	8,364	10,000	$ 17,198
Motley Fool Capital Efficiency 100 - Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Capital Efficiency 100 - Total Return Index
Accumulated Value	$ 14,734	$ 13,025	$ 9,656	$ 7,693	$ 10,000	$ 16,134